Income Taxes - Summary of Changes in Valuation Allowance for Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of year	$ (17,152)	$ (6,157)
Increases recorded to income tax provision	(7,367)	(10,995)
Valuation allowance as of end of year	$ (24,519)	$ (17,152)